UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-3333

Exact name of registrant as specified in charter:  USAA TAX EXEMPT FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:      MARK S. HOWARD
                                            USAA TAX EXEMPT FUND, INC.
                                            9800 FREDERICKSBURG ROAD
                                            SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31

Date of reporting period:  SEPTEMBER 30, 2004




ITEM 1.  REPORT TO STOCKHOLDERS.
USAA TAX EXEMPT FUND, INC., LONG-TERM FUND - SEMI-ANNUAL REPORT FOR PERIOD ENDING SEPTEMBER 30, 2004




[LOGO OF USAA]
   USAA(R)

                     USAA LONG-TERM Fund

                              [GRAPHIC OF USAA LONG-TERM FUND]

                     S e m i a n n u a l   R e p o r t

--------------------------------------------------------------------------------
    SEPTEMBER 30, 2004                            USAA NATIONAL TAX-EXEMPT FUNDS

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    2

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                                    5

FINANCIAL INFORMATION

    Portfolio of Investments                                                 16

    Notes to Portfolio of Investments                                        31

    Financial Statements                                                     32

    Notes to Financial Statements                                            35

    Expense Example                                                          43

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2004, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                            "

                                                 IN THIS ENVIRONMENT,
                                          MONEY MARKET FUNDS AND BOND FUNDS
[PHOTO OF CHRISTOPHER W. CLAUS]            CONTINUE TO LOOK ATTRACTIVE AS
                                              LONG-TERM INVESTMENTS....

                                                            "
                                                                   October 2004
--------------------------------------------------------------------------------

Yield relief has arrived.

Since June 2004, the Federal Reserve Board (the Fed) has raised short-term interest rates three times, and is expected to continue raising them in a measured fashion over the coming months. Many of us have already begun to enjoy higher yields, higher reinvestment rates, and greater compounding of interest (i.e., earning interest on interest). Money market fund shareholders in particular have seen an increase in current yields and we believe their yields will increase further.

However, where the Fed influences the short end of the yield curve, the market controls intermediate- and longer-term yields, which have not increased as much. As short-term yields continue to rise, the yield relationship between bonds of different maturities narrows. In other words, the yield curve "flattens."

Local and state economies continue to strengthen as evidenced by a steady improvement in tax collections. States and municipalities are now in a better position to pay off their debt and the interest on it - a critical consideration for bondholders.

Inflation remains under control for the present. One cause for concern, however, is the price of oil. If oil prices do not come down, an increase in inflation is likely. Oil is used in most segments of the economy, so a higher price for oil could translate into higher prices for a range of goods and services.

In this environment, money market funds and bond funds continue to look attractive as long-term investments, especially in comparison to certificates of deposit (CDs) and other fixed-rate alternatives. As yields rise, investors will be able to reinvest at higher rates while enjoying the benefits of compounding, which is what drives total return in the fixed-income markets over the long run.

 . . . C O N T I N U E D
========================--------------------------------------------------------

As always, we remain committed to delivering quality USAA service along with no-load mutual funds that have no sales loads, contractual plans, or 12b-1 fees. Along with this commitment comes the recognition our bond funds have received from industry experts. USAA's fixed-income funds received Lipper's Fund Award for Best Bond Group in America - No. 1 out of 97 mutual fund families - for the overall three-, five-, and 10-year period sending December 31, 2003. Lipper is a leading global provider of mutual fund information and analysis, and made the award in recognition of our taxable and tax-exempt bond funds' achieving higher average consistent returns than any other U.S. fund group's bond funds.

We are proud of our success and will continue to work hard on your behalf. Thank you for your continued faith in us.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR. READ IT CAREFULLY BEFORE INVESTING.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH A MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

Past performance is no guarantee of future results. o Mutual fund operating expenses apply and continue throughout the life of the fund. o As interest rates rise, existing bond prices fall. o CDs are insured and have a fixed return.

The Lipper Best Bond Group 2004 Award is based on the Consistent Return scores of all the USAA taxable and tax-exempt bond funds. Lipper presents the award annually to one fund group in each asset class whose funds within that asset class achieved higher average Consistent Return scores than competing fund groups. A fund group's Consistent Return score evaluates its risk-adjusted returns, adjusted for volatility, relative to peers, for the overall period ended December 31, 2003. The overall time period is an equal-weighted average of the three-year, five-year, and 10-year periods (if applicable). Lipper calculated Consistent Return scores for each fund group's funds within the fixed-income asset class, and the equal-weighted average score was used to determine the awardee. To be eligible for an asset class award, a fund group must have five distinct fund portfolios within the asset class that are three years old or older. The fund group was chosen among 97 groups. Multiple fund companies that share a common parent firm were combined for the purposes of determining eligibility and calculating an average score. Lipper Fund Awards are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. Lipper is a leading global mutual fund research firm.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA SHORT-TERM FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Interest income that is exempt from federal income tax.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests primarily in investment-grade tax-exempt securities. The dollar-weighted average portfolio maturity for the Fund is 10 years or more.

-----------------------------------------------------------------------------------------
                                                           9/30/04           3/31/04
-----------------------------------------------------------------------------------------
Net Assets                                            $2,247.9 Million   $2,273.1 Million
Net Asset Value Per Share                                  $14.11            $14.13
Tax-Exempt Dividends Per Share Last 12 Months              $0.638            $0.647
Capital Gain Distributions Per Share Last 12 Months           -                 -

-----------------------------------------------------------------------------------------
                                                           9/30/04          3/31/04
-----------------------------------------------------------------------------------------
Dollar-Weighted Average Portfolio Maturity                15.3 Years       15.4 Years

                 DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THEM BY THE TOTAL DOLLAR VALUE OF THE FUND'S PORTFOLIO.

--------------------------------------------------------------------------------
           SIX-MONTH TOTAL RETURN AND 30-DAY SEC YIELD* AS OF 9/30/04
--------------------------------------------------------------------------------

3/31/04 TO 9/30/04                                                   30-DAY SEC YIELD
      2.17%**                                                              3.53%

 *CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION. **TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
  SIX-MONTH RETURN IS CUMULATIVE.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDING SEPTEMBER 30, 2004

-----------------------------------------------------------------------------------
                  TOTAL RETURN      =      DIVIDEND RETURN      +      PRICE CHANGE
-----------------------------------------------------------------------------------
10 YEARS              6.69%         =           5.68%           +          1.01%
5 YEARS               6.93%         =           5.36%           +          1.57%
1 YEAR                6.02%         =           4.73%           +          1.29%

                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS
FOR THE 10-YEAR PERIOD ENDING SEPTEMBER 30, 2004

         [CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS]

--------------------------------------------------------------------------------
                   TOTAL RETURN     DIVIDEND RETURN   CHANGE IN SHARE PRICE
--------------------------------------------------------------------------------
9/30/1995               9.83%              6.70%               3.13%
9/30/1996               6.91               6.15                0.76%
9/30/1997              10.02               6.17                3.85%
9/30/1998               9.32               5.83                3.49%
9/30/1999              -3.23               5.19               -8.42%
9/30/2000               4.60               5.98               -1.38%
9/30/2001              10.18               5.83                4.35%
9/30/2002               9.25               5.38                3.87%
9/30/2003               4.71               4.85               -0.14%
9/30/2004               6.02               4.73                1.29%

                                   [END CHART]

                 TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDENDS
                 AND REALIZED CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE NET INVESTMENT INCOME DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                       12-MONTH DIVIDEND YIELD COMPARISON

     [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                    USAA           LIPPER GENERAL MUNICIPAL
               LONG-TERM FUND         DEBT FUNDS AVERAGE
               --------------      ------------------------
9/30/1995           6.13%                    5.30%
9/30/1996           5.95                     5.09
9/30/1997           5.67                     4.84
9/30/1998           5.40                     4.50
9/30/1999           5.82                     4.69
9/30/2000           5.84                     4.74
9/30/2001           5.40                     4.43
9/30/2002           4.87                     4.13
9/30/2003           4.70                     3.94
9/30/2004           4.52                     3.79

                      [END CHART]

                 THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING NET INVESTMENT INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 9/30/95 TO 9/30/04.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                       CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                LEHMAN BROTHERS MUNICIPAL       USAA LONG-TERM        LIPPER GENERAL MUNICIPAL    LIPPER GENERAL MUNICIPAL
                       BOND INDEX                    FUND                  DEBT FUNDS INDEX          DEBT FUNDS AVERAGE
                -------------------------       --------------        ------------------------    ------------------------
09/30/94               $10000.00                   $10000.00                  $10000.00                  $10000.00
10/31/94                 9822.44                    9,762.02                    9808.86                    9810.51
11/30/94                 9644.59                    9,507.83                    9607.14                    9600.57
12/31/94                 9856.91                    9,733.88                    9840.11                    9833.14
01/31/95                10138.74                   10,060.78                   10139.21                   10127.03
02/28/95                10433.61                   10,387.50                   10441.67                   10424.69
03/31/95                10553.53                   10,490.65                   10538.08                   10519.39
04/30/95                10565.98                   10,493.62                   10538.08                   10519.52
05/31/95                10903.14                   10,836.98                   10874.69                   10846.32
06/30/95                10807.84                   10,712.22                   10752.79                   10727.06
07/31/95                10910.09                   10,775.49                   10822.75                   10793.99
08/31/95                11048.55                   10,896.92                   10946.10                   10911.11
09/30/95                11118.35                   10,983.40                   11015.10                   10976.88
10/31/95                11279.98                   11,182.64                   11189.65                   11146.32
11/30/95                11467.39                   11,405.91                   11412.53                   11363.64
12/31/95                11577.46                   11,542.22                   11543.57                   11494.04
01/31/96                11664.93                   11,584.56                   11599.11                   11550.33
02/29/96                11586.14                   11,478.46                   11515.20                   11465.41
03/31/96                11438.13                   11,316.92                   11338.55                   11284.96
04/30/96                11405.69                   11,282.05                   11290.67                   11234.24
05/31/96                11401.35                   11,294.96                   11297.92                   11240.65
06/30/96                11525.61                   11,434.62                   11402.63                   11347.29
07/31/96                11629.88                   11,547.80                   11500.89                   11446.24
08/31/96                11627.28                   11,551.29                   11494.67                   11441.67
09/30/96                11789.77                   11,742.88                   11670.06                   11608.11
10/31/96                11923.01                   11,889.19                   11799.97                   11733.72
11/30/96                12141.41                   12,096.32                   12006.65                   11938.15
12/31/96                12090.14                   12,058.21                   11956.57                   11889.59
01/31/97                12113.03                   12,072.19                   11954.81                   11888.92
02/28/97                12224.25                   12,193.89                   12059.88                   11992.59
03/31/97                12061.18                   12,053.37                   11911.09                   11839.38
04/30/97                12162.27                   12,158.26                   12013.57                   11937.42
05/31/97                12345.33                   12,353.35                   12186.05                   12107.55
06/30/97                12476.83                   12,488.46                   12330.28                   12250.91
07/31/97                12822.39                   12,835.25                   12700.10                   12623.23
08/31/97                12702.18                   12,724.59                   12555.60                   12477.76
09/30/97                12852.80                   12,919.70                   12713.39                   12632.09
10/31/97                12935.64                   12,999.21                   12797.74                   12715.57
11/30/97                13011.82                   13,103.12                   12870.79                   12789.05
12/31/97                13201.54                   13,310.31                   13079.38                   12994.49
01/31/98                13337.68                   13,436.16                   13205.12                   13120.17
02/28/98                13341.73                   13,449.54                   13204.94                   13115.09
03/31/98                13353.61                   13,503.95                   13218.79                   13119.80
04/30/98                13293.36                   13,401.79                   13138.43                   13038.17
05/31/98                13503.65                   13,634.06                   13351.66                   13248.96
06/30/98                13556.95                   13,699.86                   13399.57                   13295.37
07/31/98                13590.84                   13,733.02                   13425.80                   13317.18
08/31/98                13800.84                   13,962.78                   13635.06                   13523.82
09/30/98                13972.89                   14,124.40                   13796.92                   13683.02
10/31/98                13972.60                   14,056.89                   13746.59                   13628.48
11/30/98                14021.55                   14,092.11                   13792.77                   13669.87
12/31/98                14056.89                   14,105.47                   13816.94                   13691.24
01/31/99                14224.02                   14,215.57                   13967.74                   13842.01
02/28/99                14162.03                   14,147.72                   13888.89                   13756.26
03/31/99                14181.44                   14,175.99                   13894.75                   13759.82
04/30/99                14216.78                   14,199.65                   13933.46                   13794.70
05/31/99                14134.52                   14,104.52                   13834.02                   13687.33
06/30/99                13931.18                   13,918.59                   13614.85                   13451.11
07/31/99                13981.87                   13,929.85                   13639.54                   13471.40
08/31/99                13869.77                   13,717.15                   13477.07                   13298.69
09/30/99                13875.57                   13,668.35                   13442.09                   13259.67
10/31/99                13725.24                   13,479.32                   13255.15                   13052.18
11/30/99                13871.22                   13,549.63                   13381.38                   13178.44
12/31/99                13767.81                   13,394.39                   13254.03                   13038.63
01/31/00                13707.86                   13,281.09                   13147.73                   12925.96
02/29/00                13867.17                   13,465.13                   13333.93                   13106.03
03/31/00                14170.14                   13,757.27                   13626.21                   13407.70
04/30/00                14086.43                   13,658.49                   13532.70                   13314.41
05/31/00                14013.15                   13,579.26                   13442.01                   13211.29
06/30/00                14384.49                   13,941.66                   13788.31                   13551.47
07/31/00                14584.64                   14,152.25                   13980.55                   13739.43
08/31/00                14809.41                   14,374.47                   14200.69                   13956.14
09/30/00                14732.36                   14,297.12                   14112.43                   13867.86
10/31/00                14893.12                   14,445.99                   14259.40                   14007.62
11/30/00                15005.79                   14,581.80                   14354.02                   14093.85
12/31/00                15376.55                   15,016.70                   14724.80                   14456.36
01/31/01                15528.91                   15,034.36                   14834.65                   14548.65
02/28/01                15578.15                   15,171.11                   14903.88                   14610.69
03/31/01                15717.76                   15,316.85                   15029.09                   14734.05
04/30/01                15547.45                   15,000.04                   14818.31                   14525.07
05/31/01                15714.87                   15,195.24                   14987.81                   14684.12
06/30/01                15820.01                   15,354.03                   15112.69                   14804.46
07/31/01                16054.34                   15,657.34                   15350.78                   15042.47
08/31/01                16318.79                   15,934.31                   15626.90                   15313.64
09/30/01                16264.05                   15,752.88                   15498.07                   15185.00
10/31/01                16457.83                   15,954.17                   15659.87                   15346.33
11/30/01                16319.08                   15,814.47                   15499.94                   15182.20
12/31/01                16164.70                   15,667.64                   15335.82                   15012.54
01/31/02                16445.08                   15,887.79                   15574.53                   15239.03
02/28/02                16643.21                   16,098.97                   15763.49                   15424.44
03/31/02                16317.05                   15,782.53                   15464.05                   15131.58
04/30/02                16635.96                   16,091.17                   15745.02                   15394.39
05/31/02                16737.05                   16,199.82                   15842.92                   15484.49
06/30/02                16914.03                   16,348.55                   15995.10                   15635.75
07/31/02                17131.56                   16,562.91                   16199.96                   15824.98
08/31/02                17337.50                   16,782.89                   16359.19                   15979.43
09/30/02                17717.24                   17,215.56                   16708.32                   16309.97
10/31/02                17423.53                   16,863.67                   16353.11                   15958.79
11/30/02                17351.12                   16,784.77                   16292.67                   15899.24
12/31/02                17717.24                   17,188.12                   16658.64                   16253.39
01/31/03                17672.34                   17,121.92                   16555.62                   16151.95
02/28/03                17919.42                   17,429.08                   16808.06                   16393.80
03/31/03                17930.13                   17,481.35                   16780.51                   16361.94
04/30/03                18048.60                   17,676.36                   16932.32                   16505.43
05/31/03                18471.21                   18,128.58                   17335.45                   16901.80
06/30/03                18392.71                   17,966.69                   17245.06                   16815.01
07/31/03                17749.10                   17,345.89                   16657.38                   16214.77
08/31/03                17881.47                   17,532.96                   16780.04                   16336.06
09/30/03                18407.20                   18,025.77                   17273.04                   16812.22
10/31/03                18314.51                   17,957.74                   17210.57                   16738.27
11/30/03                18505.39                   18,191.92                   17405.90                   16936.54
12/31/03                18658.61                   18,394.31                   17548.44                   17065.72
01/31/04                18765.50                   18,451.31                   17607.56                   17151.89
02/29/04                19047.91                   18,821.33                   17884.68                   17417.78
03/31/04                18981.58                   18,706.52                   17781.34                   17318.17
04/30/04                18532.04                   18,252.68                   17383.05                   16920.94
05/31/04                18464.84                   18,225.54                   17326.92                   16863.35
06/30/04                18532.04                   18,322.56                   17385.13                   16916.91
07/31/04                18775.92                   18,569.43                   17597.56                   17127.58
08/31/04                19152.18                   18,960.04                   17927.12                   17434.91
09/30/04                19253.85                   19,111.60                   18030.54                   17534.63

                                  [END CHART]

                    DATA FROM 9/30/94 THROUGH 9/30/04.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph on page 8 illustrates the comparison of a $10,000 investment in the USAA Short-Term Fund to the following benchmarks:

                      o The broad-based Lehman Brothers Municipal Bond Index is an unmanaged index that tracks total return performance for the investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Lehman index, because funds have expenses.

                      o The Lipper General Municipal Debt Funds Index tracks the total return performance of the 30 largest funds within the Lipper General Municipal Debt Funds category.

                      o The Lipper Short Municipal Debt Funds Average is an average performance level of all general municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

10

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF ROBERT R. PARISEAU]          ROBERT R. PARISEAU, CFA
                                       USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM APRIL 1, 2004, TO SEPTEMBER 30, 2004?

                 Your USAA Long-Term Fund provided a total return of 2.17% versus an average of 1.08% for the 299 funds in the Lipper General Municipal Debt Funds Average. This compares to a 1.43% return for the Lehman Brothers Municipal Bond Index and a 1.40% return for the Lipper General Municipal Debt Funds Index. The Fund's tax-exempt distributions over the prior 12 months produced a dividend yield of 4.52%, well above the 3.79% of the Lipper category average.

                                          * * * * *

                      THE FUND'S PERFORMANCE RECEIVED AN OVERALL MORNINGSTAR
                  RATING(TM) OF 5 STARS IN THE MUNICIPAL NATIONAL LONG-TERM BOND
                    FUNDS CATEGORY (254 FUNDS IN CATEGORY) AS OF SEPTEMBER 30,
                 2004. THE OVERALL MORNINGSTAR RATING FOR A FUND IS DERIVED FROM
                  A WEIGHTED AVERAGE OF THE PERFORMANCE FIGURES ASSOCIATED WITH
                    ITS THREE-, FIVE-, AND 10-YEAR (IF APPLICABLE) MORNINGSTAR
                                       RATING METRICS.

                 REFER TO PAGE 9 FOR BENCHMARK DEFINITIONS.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE- YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 With respect to the municipal national long-term bond funds, the USAA Long-Term Fund received a Morningstar Rating of 5 stars for each of the three-, five-, and 10-year periods among 254, 229, and 138 funds, respectively, through September 30, 2004. Ratings are based on risk-adjusted returns.

                               [LOGO OF LIPPER LEADER]   [LOGO OF LIPPER LEADER]
[LOGO OF LIPPER FUND AWARDS]        TOTAL RETURN            CONSISTENT RETURN
   BEST BOND GROUP USA 2004
                               [LOGO OF LIPPER LEADER]   [LOGO OF LIPPER LEADER]
                                    TAX EFFICIENCY              EXPENSE

                 The Fund is listed as a Lipper Leader for Total Return, Consistent Return, Expense, and Tax Efficiency of 265, 258, 268, and 264 funds, respectively, within the Lipper General Municipal Debt Funds category for the overall period ending September 30, 2004. The Fund received a Lipper Leader rating for Total Return among 265, 230, and 128 funds for the three-, five-, and 10-year periods, respectively. Lipper ratings for Total Return reflect funds' historical total return performance relative to peers. USAA ALSO WON THE 2004 LIPPER FUND AWARD FOR THE BEST BOND GROUP IN THE UNITED STATES.

                 LIPPER RATINGS FOR CONSISTENT RETURN REFLECT FUNDS' HISTORICAL RISK-ADJUSTED RETURNS, ADJUSTED FOR VOLATILITY, RELATIVE TO PEERS AS OF SEPTEMBER 30, 2004. THE USAA LONG-TERM FUND IN LIPPER'S GENERAL MUNICIPAL DEBT FUNDS CATEGORY RECEIVED A LIPPER LEADER RATING FOR CONSISTENT RETURN AMONG 258, 222, AND 99 FUNDS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY. LIPPER RATINGS FOR EXPENSE REFLECT FUNDS' EXPENSE MINIMIZATION RELATIVE TO PEERS WITH SIMILAR LOAD STRUCTURES AS OF SEPTEMBER 30, 2004. THE FUND RECEIVED A LIPPER LEADER RATING FOR EXPENSE AMONG 268, 232, AND 128 FUNDS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY. LIPPER RATINGS FOR TAX EFFICIENCY REFLECT FUNDS' HISTORICAL SUCCESS IN POSTPONING TAXABLE DISTRIBUTIONS RELATIVE TO PEERS AS OF SEPTEMBER 30, 2004. TAX EFFICIENCY OFFERS NO BENEFIT TO INVESTORS IN TAX-SHELTERED ACCOUNTS SUCH AS 401(K) PLANS. THE FUND RECEIVED A LIPPER LEADER RATING FOR TAX EFFICIENCY AMONG 264, 229, AND 264 FUNDS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TOTAL RETURN, CONSISTENT RETURN, EXPENSE, AND TAX EFFICIENCY METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2004, REUTERS, ALL RIGHTS RESERVED.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

WHAT WERE THE RELEVANT MARKET CONDITIONS DURING THE PERIOD?

                 Interest rates continue to confound those who predicted that higher rates this year (and last) were "inevitable." Although strong job growth, rising inflation, and higher gasoline prices caused interest rates to spike this spring, they declined during the summer as job growth decelerated and commodity prices stabilized or fell along with most inflation statistics. Many industries struggle to pass on increased commodity costs to their customers. Nevertheless, from June to September 2004, the Federal Reserve Board (the Fed) raised the federal funds target rate from 1.00% to 1.75%, and in the early fall stated that the economy had "regained some traction."

                 During the six-month period, municipal interest rates rose (prices fell) for most maturities-but in the 15- to 20-year range, rates actually fell slightly. This long-intermediate range outperformed shorter maturities, where yields increased the most, and the longest maturities, where yields increased a little.

WHAT WERE YOUR STRATEGIES FOR BUYING AND SELLING?

                 The Fund remains fully invested in a diversified portfolio of longer-term, investment-grade municipal bonds. We invest with an income orientation because OVER TIME income usually provides the vast majority of a bond's total return. We have focused on the 15- to 20-year maturity range in search of the optimum balance between income generation and potential price volatility.

                 THE LIPPER BEST BOND GROUP 2004 AWARD IS BASED ON THE CONSISTENT RETURN SCORES OF ALL THE USAA TAXABLE AND TAX-EXEMPT BOND FUNDS. LIPPER PRESENTS THE AWARD ANNUALLY TO ONE FUND GROUP IN EACH ASSET CLASS WHOSE FUNDS WITHIN THAT ASSET CLASS ACHIEVED HIGHER AVERAGE CONSISTENT RETURN SCORES THAN COMPETING FUND GROUPS. A FUND GROUP'S CONSISTENT RETURN SCORE EVALUATES ITS RISK-ADJUSTED RETURNS, ADJUSTED FOR VOLATILITY, RELATIVE TO PEERS, FOR THE OVERALL PERIOD ENDED DECEMBER 31, 2003. THE OVERALL TIME PERIOD IS AN EQUAL-WEIGHTED AVERAGE OF THE THREE-YEAR, FIVE-YEAR, AND 10-YEAR PERIODS (IF APPLICABLE). LIPPER CALCULATED CONSISTENT RETURN SCORES FOR EACH FUND GROUP'S FUNDS WITHIN THE FIXED-INCOME ASSET CLASS, AND THE EQUAL-WEIGHTED AVERAGE SCORE WAS USED TO DETERMINE THE AWARDEE. TO BE ELIGIBLE FOR AN ASSET CLASS AWARD, A FUND GROUP MUST HAVE FIVE DISTINCT FUND PORTFOLIOS WITHIN THE ASSET CLASS THAT ARE THREE YEARS OLD OR OLDER. THE FUND GROUP WAS CHOSEN AMONG 97 GROUPS. MULTIPLE FUND COMPANIES THAT SHARE A COMMON PARENT FIRM WERE COMBINED FOR THE PURPOSES OF DETERMINING ELIGIBILITY AND CALCULATING AN AVERAGE SCORE. LIPPER FUND AWARDS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. LIPPER IS A LEADING GLOBAL MUTUAL FUND RESEARCH FIRM.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 This defensive posture and our income orientation have boosted performance. Since credit spreads are tight, we remain selective in buying medium-grade securities (rated BBB and A).

WHAT IS THE OUTLOOK?

                 Although the Fed is expected to continue to raise short-term rates, the DIRECTION OF LONG-TERM RATES will be largely determined by the bond market's expectation for inflation and economic growth. The current market consensus, although fragile, predicts that economic growth will slow because of the depressive effects of higher energy prices and the diminishing stimulus of monetary and fiscal policies. Slower economic growth and very weak pricing power may keep a lid on inflation. We expect interest rates to remain volatile.

                 We appreciate your trust and continue to work hard on your behalf.

--------------------------------------------------------------------------------
TAXABLE EQUIVALENT YIELDS
--------------------------------------------------------------------------------

To match the USAA Short-Term Fund's closing
30-day SEC yield of 3.53%, and assuming
marginal federal tax rates of:                  25.00%   28.00%   33.00%   35.00%

A FULLY TAXABLE INVESTMENT MUST PAY:             4.71%    4.90%    5.27%    5.43%

                 This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds.

                 SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

----------------------------------------------
              TOP 10 INDUSTRIES
              (% of Net Assets)
----------------------------------------------

General Obligation                     17.2%

Escrowed Bonds                         16.2%

Special Assessment/Tax/Fee             15.2%

Hospital                               14.7%

Water/Sewer Utility                     6.2%

Education                               5.5%

Toll Road                               4.5%

Casinos & Gaming                        3.0%

Appropriated Debt                       1.9%

Nursing/CCRC                            1.8%
----------------------------------------------

YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 16-30.

 . . . C O N T I N U E D
========================--------------------------------------------------------

           PORTFOLIO RATINGS MIX
                  9/30/04

  [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                  50%
AA                                   17%
A                                    15%
BBB                                  13%
BB                                    3%
CCC                                   1%
Short-Term Instruments                1%

              [END CHART]

                 The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. All short-term instruments are rated within the two highest short-term credit rating categories of ST1 and ST2. This chart reflects the higher rating of either Moody's Investors Service, Standard & Poor's Ratings, Fitch Ratings, or Dominion Bond Rating Service Ltd. Unrated securities that have been determined by USAA Investment Management Company to be of equivalent investment quality to category BBB account for 1.3%of the Fund's investments and are included in their appropriate category above.

                 PERCENTAGES ARE OF THE TOTAL MARKET VALUE OF THE FUND'S INVESTMENTS.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 16-30.

16

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==================--------------------------------------------------------------
                   of INVESTMENNTS

USAA LONG-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

                 FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

                 PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

                 VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is adjusted at a stipulated daily, weekly, monthly, or quarterly interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

                 CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

                 (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

                 (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from one of the following companies: Florida General Obligation, Fannie Mae, National Union Fire Insurance of Pittsburgh, Puerto Rico General Obligation, Texas Permanent School Fund, or Utah General Obligation.

                 (INS) Scheduled principal and interest payments are insured by one of the following companies: AMBAC

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA LONG-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

                          Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., or Radian Asset Assurance, Inc. The insurance does not guarantee the market value of the security.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

                 COP      Certificate of Participation

                 EDC      Economic Development Corp.

                 ETM      Escrowed to final maturity

                 GO       General Obligation

                 IDA      Industrial Development Authority/Agency

                 IDC      Industrial Development Corp.

                 IDRB     Industrial Development Revenue Bond

                 ISD      Independent School District

                 MFH      Multifamily Housing

                 MLO      Municipal Lease Obligation

                 MTA      Metropolitan Transportation Authority

                 PCRB     Pollution Control Revenue Bond

                 PRE      Prerefunded to a date prior to maturity

                 RB       Revenue Bond

                 SFH      Single-Family Housing

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                    COUPON            FINAL         MARKET
   AMOUNT     SECURITY                                         RATE         MATURITY          VALUE
---------------------------------------------------------------------------------------------------
              FIXED-RATE INSTRUMENTS (96.7%)
              ALABAMA (3.2%)
  $ 8,000     Courtland IDRB, Series 1994                      5.90%       2/01/2017      $   8,189
    9,410     Jefferson County Sewer Revenue
                Capital Improvement Warrants,
                Series 2002D (PRE)(INS)                        5.25        2/01/2024         10,664
              Marshall County Health Care Auth. RB,
    1,000       Series 2002A                                   6.25        1/01/2022          1,088
    1,150       Series 2002A                                   5.75        1/01/2032          1,188
    1,500       Series 2002D                                   5.75        1/01/2032          1,550
              Parks System Improvement Corp. GO,
    7,670       Series 2001C                                   5.00        6/01/2020          8,160
    7,805       Series 2001C                                   5.00        6/01/2021          8,144
              Public School and College RB,
   15,000       Series 1999A (INS)                             5.50        9/01/2029         16,210
    4,140       Series 2001A                                   5.00        2/01/2020          4,400
   11,000     Univ. of Alabama at Birmingham Hospital RB,
                Series 2000A (INS)                             5.88        9/01/2031         12,236

              ALASKA (0.3%)
    2,000     Anchorage GO, Series 2003B (INS)                 5.25        9/01/2018          2,204
    4,095     Municipality of Anchorage GO,
                Series 2001A (INS)                             5.00        6/01/2019          4,391

              ARIZONA (0.3%)
    5,500     School Facilities Board RB, Series 2002          5.25        7/01/2018          6,112

              CALIFORNIA(4.6%)
    5,165     Department of Water Resources Central
                Valley Project RB, Series Y (INS)              5.25       12/01/2018          5,703
   15,000     Department of Water Resources Power
                Supply RB, Series 2002A (INS)                  5.50        5/01/2013         17,122
              El Dorado Irrigation District COP,
    5,620       Series A (INS)                                 5.25        3/01/2016          6,204
    1,915       Series A (INS)                                 5.25        3/01/2017          2,104
              Golden State Tobacco Securitization RB
                (State Appropriation Enhanced),
    4,000       Series 2003B                                   5.75        6/01/2022          4,202
   14,570       Series 2003B                                   5.38        6/01/2028         14,883
   11,800       Series 2003B                                   5.50        6/01/2033         12,248

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                    COUPON            FINAL         MARKET
   AMOUNT     SECURITY                                         RATE         MATURITY          VALUE
---------------------------------------------------------------------------------------------------
  $ 5,000     San Diego County Water Auth. COP,
                Series 2004A (INS)                             5.00%       5/01/2031      $   5,126
    5,000     State GO                                         5.25       11/01/2021          5,364
   10,000     State GO                                         5.50        4/01/2028         10,674
   10,000     State GO                                         5.00        3/01/2029         10,113
   10,000     State GO                                         5.50        4/01/2030         10,637

              COLORADO (1.8%)
   11,000     Denver City and County COP (MLO),
                Series 2000B (PRE)(INS)                        5.50       12/01/2025         12,617
              Denver Health and Hospital Auth. RB,
    1,000       Series 2001A                                   6.00       12/01/2023          1,040
    3,730       Series 2001A                                   6.00       12/01/2031          3,849
    3,000       Series A                                       6.25       12/01/2033          3,184
    1,000     Eagle Bend Metropolitan District No. 2 GO,
                Series 2003 (INS)                              5.25       12/01/2023          1,044
    4,000     Health Facilities Auth. RB, Series 2002A
                (Covenant Retirement Communities, Inc.)
                (INS)                                          5.50       12/01/2027          4,218
   11,480     Summit County Sports Facilities RB,
                Series 1990                                    7.88        9/01/2008         13,672

              CONNECTICUT (3.8%)
              Mashantucket (Western) Pequot Tribe RB,
   64,950       Series 1997B(a)                                5.75        9/01/2027         66,806
    1,500       Series 1999A(a)                                5.50        9/01/2028          1,530
              State GO,
    5,000       Series 2001D (PRE)                             5.13       11/15/2015          5,565
    5,900       Series 2002D                                   5.38       11/15/2021          6,490
    4,000     Transportation Infrastructure Special
                Tax Obligation RB, Series 2001B (INS)          5.38       10/01/2015          4,489

              DISTRICT OF COLUMBIA (2.6%)
              GO,
   15,320       Series 1999A (PRE)(INS)                        5.50        6/01/2029         17,345
   37,580       Series 1999A (INS)                             5.50        6/01/2029         40,201

              FLORIDA (1.9%)
              Board of Education Public Education GO,
   15,665       Series 1998E (NBGA)                            5.63        6/01/2025         16,933
    7,000       Series 1998E (NBGA)                            5.63        6/01/2029          7,511

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                    COUPON            FINAL         MARKET
   AMOUNT     SECURITY                                         RATE         MATURITY          VALUE
---------------------------------------------------------------------------------------------------
  $ 5,000     Collier County School Board COP (MLO),
                Series 2002 (INS)                              5.38%       2/15/2022      $   5,427
   10,000     Miami Limited Ad Valorem Tax Bonds GO,
                Series 2002 (INS)                              5.50        1/01/2021         11,144
    2,000     Orange County Health Facilities Auth. RB,
                Series 2002                                    5.75       12/01/2027          2,110

              GEORGIA (2.0%)
   12,000     Fayette County Public Facilities Auth. RB,
                Series 2000 (PRE)                              5.88        6/01/2028         13,940
    8,000     Henry County Water and Sewage Auth. RB,
                Series 2000 (INS)                              5.63        2/01/2030          8,758
              Municipal Electric Auth. RB,
    3,085       Series 2002A (INS)                             5.25       11/01/2021          3,328
    2,000       Series 2002A (INS)                             5.25       11/01/2022          2,146
    5,000     Private Colleges and Univ. Auth. RB,
                Series 1999A                                   5.50       11/01/2025          5,424
   10,000     Savannah Economic Development Auth. PCRB,
                Series 1995                                    6.15        3/01/2017         11,362

              ILLINOIS (7.4%)
    3,000     Chicago GO, Series A (INS)                       5.25        1/01/2029          3,144
    5,000     Chicago Special Assessment Improvement
                Bonds, Series 2002                             6.75       12/01/2032          5,182
              Chicago-O'Hare International Airport RB,
    3,445       Series 2001B (INS)                             5.13        1/01/2020          3,655
    3,060       Series 2001B (INS)                             5.13        1/01/2021          3,229
              Health Facilities Auth. RB,
    9,925       Series 1985A (Univ. of Chicago)                5.50        8/01/2020         10,968
   17,775       Series 1992 (Mercy Hospital)                   7.00        1/01/2015         13,341
    7,000       Series 1998 (Centegra Health Sys.)             5.25        9/01/2024          6,832
    5,030       Series 2000 (Riverside Health Sys.) (PRE)      6.85       11/15/2029          6,097
              Metropolitan Pier and Exposition Auth. RB,
    8,000       Series 2002A (INS)                             5.50        6/15/2023          8,728
    5,000       Series 2002B, 5.50%, 6/15/2012 (INS)           5.50(b)     6/15/2020          3,700
    2,500       Series 2002B, 5.55%, 6/15/2012 (INS)           5.55(b)     6/15/2021          1,835
   13,850     Quincy Hospital RB, Series 1993                  6.00       11/15/2018         14,060
   23,980     Regional Transportation Auth. GO,
                Series 1999 (INS)                              5.75        6/01/2020         28,659
   37,550     Regional Transportation Auth. RB,
                Series 2000A (INS)                             6.50        7/01/2030         48,147

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                    COUPON            FINAL         MARKET
   AMOUNT     SECURITY                                         RATE         MATURITY          VALUE
---------------------------------------------------------------------------------------------------
  $ 3,000     Schaumburg GO, Series B (INS)                    5.25%      12/01/2034      $   3,143
    4,555     State Sales Tax RB, FIRST Series 2001            5.13        6/15/2019          4,925

              INDIANA (3.0%)
              Bond Bank State Revolving Fund RB,
   10,440       Series 2000A                                   5.50        8/01/2021         11,544
   11,015       Series 2000A                                   5.50        8/01/2022         12,124
   21,750     Indianapolis Airport Facility RB,
                Series 1994                                    6.80        4/01/2017         22,242
    7,500     St. Joseph County Hospital Auth. RB,
                Series 2000 (INS)                              5.63        8/15/2033          7,929
              Transportation Finance Auth. Highway
                RB (MLO),
      805       Series 2000 (PRE)                              5.38       12/01/2025            911
    4,195       Series 2000                                    5.38       12/01/2025          4,489
    7,410       Series 2003A (PRE)(INS)                        5.25        6/01/2016          8,405

              IOWA (0.2%)
              Finance Auth. HealthCare RB,
    1,000       Series 2001 (INS)                              5.25        5/15/2021          1,060
    3,495       Series 2001 (INS)                              5.25        5/15/2026          3,613

              KENTUCKY (0.3%)
    5,000     Commonwealth State Property & Buildings
                Commission RB (PRE)(INS)                       5.38       10/01/2016          5,703

              LOUISIANA (0.3%)
    2,000     Ernest N. Morial Exhibit Hall Auth.
                Senior Subordinated Special Tax Bonds,
                Series 2004 (INS)                              5.00        7/15/2023          2,093
              Gasoline and Fuels Tax RB,
    2,440       Series 2002A (INS)                             5.38        6/01/2020          2,664
    2,245       Series 2002A (INS)                             5.38        6/01/2021          2,435

              MAINE (1.4%)
   27,750     State Turnpike Auth. RB, Series 2000  (INS)      5.75        7/01/2028         30,817

              MASSACHUSETTS (2.9%)
              Commonwealth GO,
    9,350       Series 2002B (PRE)(INS)                        5.50        3/01/2018         10,600
    4,790       Series 2002D (PRE)(INS)                        5.38        8/01/2022          5,417

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                    COUPON            FINAL         MARKET
   AMOUNT     SECURITY                                         RATE         MATURITY          VALUE
---------------------------------------------------------------------------------------------------
  $15,055     Commonwealth Special Obligation RB,
                Series 2002A (INS)                             5.38%       6/01/2020      $  16,456
    5,000     Health and Education Facilities Auth. RB,
                Series 2000A (INS)                             5.88       10/01/2029          5,634
    2,500     Municipal Wholesale Electric Co. RB,
                Series 2001A (INS)                             5.25        7/01/2016          2,759
              Water Pollution Abatement GO,
    4,925       Series 6 (PRE)                                 5.25        8/01/2020          5,574
       75       Series 6                                       5.25        8/01/2020             82
   16,000     Water Resources Auth. RB, Series 2000A (INS)     5.75        8/01/2030         17,772

              MICHIGAN (4.4%)
    4,100     Detroit GO, Series 2001-A1 (INS)                 5.38        4/01/2017          4,582
   13,005     Dickinson County EDC PCRB, Series 1993           5.85       10/01/2018         13,247
              Hospital Finance Auth. RB,
   15,500       Series 1995A (PRE)                             7.50       10/01/2027         16,399
   43,000       Series 1999A (Ascension Hospital) (PRE)        6.13       11/15/2026         50,108
   10,000     Municipal Auth. Clean Water RB,
                Series 1999 (PRE)                              5.50       10/01/2021         11,392
    2,875     Wayne Charter County Airport RB,
                Series 2002C (INS)                             5.38       12/01/2018          3,192

              MINNESOTA (2.3%)
   41,565     St. Paul Housing and Redevelopment
                Auth. Hospital RB, Series 1993A                6.63       11/01/2017         42,013
   10,000     Washington County Housing and
                Redevelopment Auth. RB, Series 1998            5.50       11/15/2027          9,256

              MISSISSIPPI (0.1%)
    2,520     Hospital Equipment and Facilities Auth. RB,
                Series 2000 (INS)                              5.50        1/01/2027          2,673

              MISSOURI (0.5%)
   10,000     Highways and Transportation Commission RB,
                Series 2001A                                   5.00        2/01/2015         10,845

              NEBRASKA (0.7%)
    3,665     Lancaster County School District No. 1 GO,
                Series 2002                                    5.25        1/15/2022          3,927
              Platte County Hospital Auth. No. 1 RB,
    4,500       Series 2000 (INS)                              6.10        5/01/2025          5,036
    6,500       Series 2000 (INS)                              6.15        5/01/2030          7,238

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                    COUPON            FINAL         MARKET
   AMOUNT     SECURITY                                         RATE         MATURITY          VALUE
---------------------------------------------------------------------------------------------------
              NEVADA (2.9%)
  $14,650     Clark County EDC RB, Series 1999                 5.50%       5/15/2029      $  15,135
   21,000     Clark County GO, Series 2000 (INS)               5.50        7/01/2025         22,839
   11,570     Clark County School District GO,
                Series 2001D (INS)                             5.25        6/15/2019         12,889
   14,180     Truckee Meadows Water Auth. RB,
                Series 2001A (INS)                             5.13        7/01/2020         15,256

              NEW HAMPSHIRE (0.1%)
    2,915     Health and Education Facilities Auth.
                RB (INS)                                       5.00       10/01/2024          3,034

              NEW JERSEY (3.5%)
              Camden County Improvement Auth. RB,
   15,000       Series 1997                                    6.00        2/15/2027         15,260
    3,000       Series 2004A                                   5.75        2/15/2034          3,026
   20,000     Economic Development Auth. RB,
                Series A (INS)                                 5.25        7/01/2031         21,148
    5,000     Highway Auth. RB, Series 2001 (Garden
                State Parkway) (PRE)(INS)                      5.25        1/01/2018          5,633
    2,500     Transportation Trust Fund Auth.,
                Series 2003C                                   5.50        6/15/2024          2,724
   30,020     Turnpike Auth. RB, Series 2000A                  5.50        1/01/2027         31,630

              NEW MEXICO (0.7%)
   15,000     Finance Auth. State Transportation RB,
                Series 2004A (INS)                             5.25        6/15/2019         16,552

              NEW YORK (18.1%)
              Battery Park City Auth. RB,
    3,000       Series 2003A                                   5.25       11/01/2021          3,278
    5,000       Series 2003A                                   5.25       11/01/2022          5,438
              Dormitory Auth. RB,
   21,500       Series 1996B (Mental Health Services)          6.00        8/15/2016         25,485
    5,010       Series 2000A (Rochester Univ.) 5.95%,
                7/01/2010 (INS)                                5.95(b)     7/01/2020          3,940
    5,690       Series 2000A (Rochester Univ.) 6.00%,
                7/01/2010 (INS)                                6.00(b)     7/01/2022          4,432
    3,210       Series 2000A (Rochester Univ.) 6.05%,
                7/01/2010 (INS)                                6.05(b)     7/01/2024          2,476
    6,310       Series 2000B (State Univ. of New York) (PRE)   5.38        5/15/2018          7,185
    8,655       Series 2000B (State Univ. of New York) (PRE)   5.38        5/15/2019          9,855

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                    COUPON            FINAL         MARKET
   AMOUNT     SECURITY                                         RATE         MATURITY          VALUE
---------------------------------------------------------------------------------------------------
  $ 9,120        Series 2000B (State Univ. of New York) (PRE)  5.38%       5/15/2020      $  10,384
   11,900        Series 2000C (Mt. Sinai Hospital)             5.50        7/01/2011         11,934
    9,000        Series 2002D (School Districts
                 Financing Program) (INS)                      5.25       10/01/2023          9,634
    5,000        Series 2003 (Department of Health)            5.25        7/01/2016          5,519
    2,500        Series 2003 (Department of Health)            5.25        7/01/2017          2,745
    4,390        Series 2004 (Department of Health)            5.00        7/01/2016          4,747
    5,240        Series 2004 (Department of Health)            5.00        7/01/2020          5,527
   10,910     Dutchess County IDA Civic Facility RB,
                 Series 2000                                   5.75        8/01/2030         11,675
    8,730     Environmental Facilities, Series 2004E           5.00        6/15/2034          8,971
              Muni Bond Bank RB,
    7,000        Series C                                      5.25        6/01/2018          7,593
    8,415        Series C                                      5.25       12/01/2018          9,127
              New York City GO,
   17,520        Fiscal 2001 Series A (PRE)                    5.75        5/15/2030         20,288
    5,220        Fiscal 2001 Series A                          5.75        5/15/2030          5,546
    8,210        Fiscal 2002 Series B                          5.30       12/01/2018          8,804
    7,500        Fiscal 2002 Series G                          5.88        8/01/2019          8,387
    6,350        Fiscal 2003 Series A                          5.75        8/01/2016          7,107
   10,510        Fiscal 2003 Series I                          5.75        3/01/2019         11,824
   10,000        Fiscal 2003 Series J                          5.50        6/01/2020         11,001
    6,815        Series 1997I (PRE)                            6.25        4/15/2027          7,608
    6,250        Series 1997I                                  6.25        4/15/2027          6,816
    8,800        Series 2000A                                  6.00        5/15/2020          9,947
              New York City Municipal Water Finance
                 Auth. RB,
   11,000        Series 1999A                                  5.75        6/15/2030         12,043
    4,975        Series 2000B (PRE)                            6.00        6/15/2033          5,832
    3,025        Series 2000B                                  6.00        6/15/2033          3,476
   15,000        Series 2002A                                  5.38        6/15/2018         16,486
    6,850     New York City Transit Auth. MTA COP,
                 Series 2000A (INS)                            5.88        1/01/2030          7,933
              New York City Transit Auth. MTA RB,
    5,000        Series 2002A (INS)                            5.50       11/15/2018          5,689
    5,000        Series 2002A (INS)                            5.50       11/15/2019          5,675
              New York City Transitional Finance Auth. RB,
    2,215        Fiscal 2004 Series C                          5.50        5/01/2025          2,394
    1,770        Series 1999C (PRE)                            5.50        5/01/2025          2,010
    7,000        Series 2001A (PRE)                            5.38        2/15/2022          7,948
    3,445        Series A                                      5.75        2/15/2017          3,905
    1,555        Series A (PRE)                                5.75        2/15/2017          1,795

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                    COUPON            FINAL         MARKET
   AMOUNT     SECURITY                                         RATE         MATURITY          VALUE
---------------------------------------------------------------------------------------------------
              Thruway Auth. Highway and Bridge Trust
                Fund RB,
  $11,000       Series 2002A (INS)                             5.25%       4/01/2020      $  11,910
    4,000       Series 2002B (INS)                             5.38        4/01/2018          4,406
              Thruway Auth. Second General Highway
                and Bridge Trust Fund RB,
    4,000       Series 2003A (INS)                             5.25        4/01/2018          4,401
    4,000       Series 2003A (INS)                             5.25        4/01/2019          4,386
              Tobacco Settlement Financing Corp. RB
                (State Appropriation Enhanced),
    7,000       Series 2003 A-1C                               5.50        6/01/2018          7,680
   18,500       Series 2003 A-1C                               5.50        6/01/2019         20,408
   12,000       Series 2003A-1 (INS)                           5.25        6/01/2021         12,921
    7,500       Series 2003B-1C                                5.50        6/01/2020          8,205
    3,000       Series 2003B-1C                                5.50        6/01/2021          3,270
              Urban Development Corp. RB,
    2,500       Series B (INS)                                 5.25        3/15/2018          2,750
      895       Series B (INS)                                 5.25        3/15/2019            981
    2,390       Series B                                       5.25        3/15/2019          2,605

              NORTH CAROLINA (0.6%)
              Charlotte COP,
    3,120       Series G                                       5.25        6/01/2020          3,376
    5,445       Series G                                       5.25        6/01/2021          5,859
    4,000     Wake County Industrial Facilities PCRB,
                Series 2002                                    5.38        2/01/2017          4,314

              NORTH DAKOTA (0.4%)
    7,250     Fargo Health System RB, Series 2000A (INS)       5.63        6/01/2031          7,831

              OHIO (0.9%)
    2,640     Columbus City School District Facilities
                Construction and Improvement,
                Series 2004 (INS)                              5.50       12/01/2017          3,024
    6,325     Lorain County Health Care Facilities RB,
                Series 1998A                                   5.25        2/01/2021          6,246
              State University General Receipts Bonds,
    5,880       Series 2003B                                   5.25        6/01/2018          6,461
    3,465       Series 2003B                                   5.25        6/01/2019          3,789

              OKLAHOMA (0.4%)
    9,000     Norman Regional Hospital Auth. RB,
                Series 2002 (INS)                              5.50        9/01/2023          9,634

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                    COUPON            FINAL         MARKET
   AMOUNT     SECURITY                                         RATE         MATURITY          VALUE
---------------------------------------------------------------------------------------------------
              PENNSYLVANIA (0.5%)
  $10,000     Commonwealth GO, 1st Series 2002                 5.25%       2/01/2019      $  11,044

              PUERTO RICO (0.5%)
    5,000     Housing Finance Auth. Capital Fund
                Program RB, Series 2003                        5.00       12/01/2019          5,319
    5,000     Public Buildings Auth. Government
                Facilities RB, Series I (NBGA)                 5.50        7/01/2022          5,457

              RHODE ISLAND (0.0%)(C)
      975     Housing and Mortgage Finance Corp. SFH RB,
                Series 15-A                                    6.85       10/01/2024            996

              SOUTH CAROLINA (3.6%)
    4,645     Educational Facilities Auth. RB,
                Series 2002 (Benedict College) (INS)           5.75        7/01/2017          5,214
    5,000     Georgetown County Environmental
                Improvement RB, Series 2002A                   5.70        4/01/2014          5,525
              Jobs Economic Development Auth. RB,
    2,300       Series 2001 (Georgetown Memorial
                Hospital) (INS)                                5.25        2/01/2021          2,393
    3,750       Series 2001 (Georgetown Memorial
                Hospital) (INS)                                5.38        2/01/2026          3,894
   30,000       Series 2002A (Bon Secours Health System)       6.00       11/15/2026         31,443
    2,000       Series 2002A (Bon Secours Health System)       5.63       11/15/2030          2,036
              Lexington County Health Services
                District, Inc. RB,
   12,000       Series 2002                                    5.50       11/01/2023         12,484
    8,000       Series 2002                                    5.75       11/01/2028          8,384
    8,000     Transportation Infrastructure Bank RB,
                Series 1999A (INS)                             5.25       10/01/2021          8,666

              SOUTH DAKOTA (0.1%)
    2,000     Health and Educational Facilities Auth. RB,
                Series 2004A                                   5.25       11/01/2027          2,023

              TENNESSEE (0.8%)
    5,605     Shelby County Health Educational &
                Hospital RB (ETM)                              6.38        9/01/2019          6,771
    9,395     Shelby County Health Educational &
                Hospital RB (PRE)                              6.38        9/01/2019         11,350

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                    COUPON            FINAL         MARKET
   AMOUNT     SECURITY                                         RATE         MATURITY          VALUE
---------------------------------------------------------------------------------------------------
             TEXAS (16.8%)
  $ 1,350    Amarillo ISD GO (NBGA)                            5.00%       2/01/2021      $   1,425
    1,060    Amarillo ISD GO (NBGA)                            5.00        2/01/2022          1,111
    1,500    Amarillo ISD GO (NBGA)                            5.00        2/01/2023          1,563
    2,500    Austin Airport System RB, Series 2003 (INS)       5.25       11/15/2017          2,740
    5,000    Austin Higher Education Auth. RB, Series 1998     5.25        8/01/2023          5,064
             Austin Public Improvements GO,
    6,585       Series 2001                                    5.13        9/01/2020          7,057
    6,930       Series 2001                                    5.13        9/01/2021          7,371
   19,500    Bell County Health Facilities Development
                Corp. RB, Series 1989 (ETM)                    6.50        7/01/2019         24,239
             Comal County Health Facilities
                Development Corp. RB,
    4,000       Series 2002A (McKenna Memorial
                Hospital Project)                              6.13        2/01/2022          4,139
    2,350       Series 2002A (McKenna Memorial
                Hospital Project)                              6.25        2/01/2032          2,404
             Cypress-Fairbanks ISD GO,
    3,595       Series 2001 (NBGA)                             5.25        2/15/2016          3,971
    8,500       Series 2001 (NBGA)                             5.25        2/15/2017          9,366
    4,240    Dallas ISD GO (PRE)(NBGA)                         5.50        2/15/2016          4,846
    3,260    Dallas ISD GO (NBGA)                              5.50        2/15/2016          3,665
             Del Mar College District Limited Tax Bonds,
    3,765       Series 2003 (INS)                              5.25        8/15/2019          4,106
    3,960       Series 2003 (INS)                              5.25        8/15/2020          4,297
    7,210    Duncanville ISD GO, Series 2001B (NBGA)           5.63        2/15/2024          7,910
   10,420    Edinburg Consolidated ISD GO,
                Series 2000 (NBGA)                             5.50        2/15/2030         11,253
             Fort Bend ISD GO,
    4,750       Series 1999 (NBGA)                             5.38        2/15/2024          5,096
    4,440       Series 2004A (NBGA)                            5.25        8/15/2025          4,723
    4,000       Series 2004A (NBGA)                            5.25        8/15/2027          4,217
             Guadalupe-Blanco River Auth. RB,
    1,000       Series 2003 (INS)                              5.25        4/15/2019          1,088
    1,000       Series 2003 (INS)                              5.25        4/15/2021          1,076
    6,000    Houston Water and Sewer Systems RB,
                Series 2002A (PRE)(INS)                        5.25       12/01/2023          6,812
    2,645    Keller Higher Education Facilities Corp. RB,
                Series 2001A (INS)                             5.25        6/01/2021          2,746
   12,700    Lower Colorado River Auth. RB,
                Series 2003B (INS)                             5.00        5/15/2031         12,880

28

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                    COUPON            FINAL         MARKET
   AMOUNT     SECURITY                                         RATE         MATURITY          VALUE
---------------------------------------------------------------------------------------------------
              Lubbock County GO,
  $ 4,865       Series 2003 (INS)                              5.38%       2/15/2018      $   5,357
    5,125       Series 2003 (INS)                              5.38        2/15/2019          5,628
              Midlothian Development Auth. Tax
                Increment Contract RB,
    7,675       Series 1999                                    6.70       11/15/2023          7,859
   13,660       Series 2001                                    7.88       11/15/2021         15,112
   11,500     North Central Health Facilities Development
                Corp. RB, Series 2002 (INS)                    5.25        8/15/2022         12,185
    6,780     Northside ISD GO, Series 2001 (NBGA)             5.13        2/15/2022          7,072
   13,500     Port of Corpus Christi IDC PCRB,
                Series 1997A                                   5.45        4/01/2027         13,534
    5,815     Sabine River Auth. PCRB, Series B                6.15        8/01/2022          6,308
    4,060     San Antonio Electric and Gas System RB,
                Series 2002                                    5.38        2/01/2020          4,399
    4,000     San Antonio General Improvement GO,
                Series 2001                                    5.25        2/01/2017          4,385
              Spring Branch ISD GO,
    3,195       Series 2001 (NBGA)                             5.13        2/01/2019          3,443
   10,160       Series 2001 (NBGA)                             5.13        2/01/2022         10,596
    4,435     Texas A&M Univ. Board of Regents RB,
                Series 2001B                                   5.00        5/15/2021          4,624
              Texas Tech Univ. RB,
    2,000       9th Series 2003 (INS)                          5.25        2/15/2018          2,192
    2,570       9th Series 2003 (INS)                          5.25        2/15/2019          2,803
    6,420     Travis County Health Facilities Development
                Corp. RB, Series 1999A (PRE)(INS)              5.88       11/15/2024          7,402
              Tyler Health Facilities Development
                Corp. Hospital RB,
    3,700       Series 1993A (East Texas Medical Center)       6.75       11/01/2025          3,710
   10,300       Series 1993B (East Texas Medical Center)       6.75       11/01/2025         10,327
    7,350       Series 2001 (Mother Frances Hospital)          6.00        7/01/2027          7,588
    4,595       Series 2003 (Mother Frances Hospital)          5.75        7/01/2027          4,673
    8,585       Series 2003 (Mother Frances Hospital)          5.75        7/01/2033          8,711
              Univ. of Texas Board of Regents RB,
    5,000       Series 2001B (PRE)                             5.38        8/15/2017          5,645
    9,500       Series 2001B (PRE)                             5.38        8/15/2019         10,725
   19,985       Series 2002B                                   5.25        7/01/2019         22,022
    2,500       Series 2003B                                   5.25        8/15/2020          2,721
   24,280     Veterans' Land Board RB, Series 2002,
                6.25%, 8/01/2005                               6.43(b)     8/01/2035         25,361

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                    COUPON            FINAL         MARKET
   AMOUNT     SECURITY                                         RATE         MATURITY          VALUE
---------------------------------------------------------------------------------------------------
  $ 7,500     Water Development Board Senior Lien RB,
                Series 1997B                                   5.00%       7/15/2019      $   7,940
    7,420     Weatherford ISD GO, Series 2001 (NBGA)           5.45        2/15/2030          7,858
    3,000     Wichita Falls Water and Sewer Systems RB,
                Series 2001 (INS)                              5.38        8/01/2024          3,231

              UTAH (0.4%)
    7,150     Nebo School District GO, Series 2000
                (PRE)(NBGA)                                    5.50        7/01/2020          8,110

              VIRGINIA (0.2%)
    5,000     Greater Richmond Convention Center Auth. RB,
                Series 2000                                    6.25        6/15/2032          5,575

              WASHINGTON (1.5%)
    7,665     Health Care Facilities Auth. RB,
                Series 2001A (INS)                             5.25       10/01/2021          8,127
    5,000     Housing Finance Commission RB,
                Series 1999 (INS)                              6.00        7/01/2029          5,470
    9,830     Snohomish County GO, Series 2001 (INS)           5.13       12/01/2021         10,535
    5,495     Snohomish County Public Utility
                District No. 1 Electric RB (INS)               5.00       12/01/2017          5,966
              Spokane Public Facilities District RB,
    1,000       Series 2003 (INS)                              5.75       12/01/2020          1,137
    2,000       Series 2003 (INS)                              5.75       12/01/2021          2,261
    1,000       Series 2003 (INS)                              5.75       12/01/2022          1,126

              WISCONSIN (0.7%)
    7,250     Health and Education Facilities Auth. RB,
                Series 2001 (Froedtert& Community Health)      5.38       10/01/2021          7,551
    8,000     Univ. of Wisconsin Hospitals and
                Clinics Auth. RB, Series 2000 (INS)            6.20        4/01/2029          9,130
                                                                                         ----------
              Total fixed-rate instruments (cost: $2,006,472)                             2,173,530
                                                                                         ----------
              PUT BONDS (1.6%)

              DISTRICT OF COLUMBIA (0.8%)
              MedStar Univ. Hospital RB,
   15,000       Series 2001B (PRE)                             6.63        8/15/2031         15,279
    3,500       Series 2001C (PRE)                             6.80        8/15/2031          3,735

30

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                    COUPON            FINAL         MARKET
   AMOUNT     SECURITY                                         RATE         MATURITY          VALUE
---------------------------------------------------------------------------------------------------
              MICHIGAN (0.3%)
  $ 5,500     Strategic Fund PCRB, Series 1995CC (INS)         4.85%       9/01/2030     $    5,959

              MONTANA (0.2%)
    5,000     Forsyth PCRB, Series 1999A (INS)                 5.00       10/01/2032          5,443

              PUERTO RICO (0.3%)
    5,000     Public Finance Corp. RB, Series 2004A            5.75        8/01/2027          5,603
                                                                                         ----------
              Total put bonds (cost: $34,432)                                                36,019
                                                                                         ----------
              VARIABLE-RATE DEMAND NOTES (0.9%)

              FLORIDA (0.5%)
   11,185     Capital Trust Agency MFH RB,
                Series 1999B (NBGA)(a)                         1.73       12/01/2032         11,185

              ILLINOIS (0.0%)(C)
      300     Development Finance Auth. PCRB,
                Series 1985 (LOC - Key Bank, N.A.)             1.74       12/01/2008            300

              MISSOURI (0.0%)(C)
      100     St. Charles County IDA RB,
                Series 1994 (NBGA)                             1.70        7/15/2032            100

              PENNSYLVANIA (0.4%)
    7,800     Schuylkill County IDA RB, Series 2001            1.70        4/01/2021          7,800
                                                                                         ----------
              Total variable-rate demand notes (cost: $19,385)                               19,385
                                                                                         ----------
              TOTAL INVESTMENTS (COST: $2,060,289)                                       $2,228,934
                                                                                         ==========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA LONG-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Restricted security that is not registered under the Securities
             Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager), under liquidity guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

         (b) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

         (c) Represents less than 0.1% of net assets.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

32

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA LONG-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

ASSETS
   Investments in securities, at market value (identified cost of $2,060,289)         $2,228,934
   Cash                                                                                       18
   Receivables:
      Capital shares sold                                                                    409
      Interest                                                                            31,833
                                                                                      ----------
         Total assets                                                                  2,261,194
                                                                                      ----------
LIABILITIES
   Payables:
      Securities purchased                                                                 8,833
      Capital shares redeemed                                                              1,084
      Dividends on capital shares                                                          2,551
   Accrued management fees                                                                   736
   Accrued transfer agent's fees                                                               2
   Other accrued expenses and payables                                                        71
                                                                                      ----------
         Total liabilities                                                                13,277
                                                                                      ----------
            Net assets applicable to capital shares outstanding                       $2,247,917
                                                                                      ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                    $2,079,684
   Accumulated net realized loss on investments                                             (412)
   Net unrealized appreciation of investments                                            168,645
                                                                                      ----------
            Net assets applicable to capital shares outstanding                       $2,247,917
                                                                                      ==========
   Capital shares outstanding                                                            159,340
                                                                                      ==========
   Authorized shares of $.01 par value                                                   290,000
                                                                                      ==========
   Net asset value, redemption price, and offering price per share                    $    14.11
                                                                                      ==========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA LONG-TERM FUND
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2004 (UNAUDITED)

INVESTMENT INCOME
   Interest income                                                       $56,641
                                                                         -------
EXPENSES
   Management fees                                                         3,749
   Administrative and servicing fees                                       1,656
   Transfer agent's fees                                                     452
   Custody and accounting fees                                               192
   Postage                                                                    41
   Shareholder reporting fees                                                 18
   Directors' fees                                                             4
   Registration fees                                                          35
   Professional fees                                                          50
   Other                                                                      34
                                                                         -------
      Total expenses                                                       6,231
   Expenses paid indirectly                                                   (4)
                                                                         -------
      Net expenses                                                         6,227
                                                                         -------
NET INVESTMENT INCOME                                                     50,414
                                                                         -------
NET REALIZED AND UNREALIZED GAIN (L0SS) ON INVESTMENTS
   Net realized gain (loss):
      Unaffiliated transactions                                             (118)
      Affiliated transactions                                                 46
   Change in net unrealized appreciation/depreciation                     (4,865)
                                                                         -------
         Net realized and unrealized loss                                 (4,937)
                                                                         -------
   Increase in net assets resulting from operations                      $45,477
                                                                         =======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

34

 S T A T E M E N T S
====================------------------------------------------------------------
                     of CHANGES in NET ASSETS
                     (in thousands)

USAA LONG-TERM FUND
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2004 (UNAUDITED),
AND YEAR ENDED MARCH 31, 2004

                                                                9/30/2004        3/31/2004
                                                               ---------------------------
FROM OPERATIONS
   Net investment income                                       $   50,414       $  103,773
   Net realized gain (loss) on investments                            (72)           8,432
   Change in net unrealized appreciation/depreciation
      of investments                                               (4,865)          39,372
                                                               ---------------------------
      Increase in net assets resulting from operations             45,477          151,577
                                                               ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                          (50,414)        (103,773)
                                                               ---------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                       86,217          208,600
   Dividend reinvestments                                          34,877           71,778
   Cost of shares redeemed                                       (141,349)        (301,161)
                                                               ---------------------------
      Decrease in net assets from
         capital share transactions                               (20,255)         (20,783)
                                                               ---------------------------
   Net increase (decrease) in net assets                          (25,192)          27,021

NET ASSETS
   Beginning of period                                          2,273,109        2,246,088
                                                               ---------------------------
   End of period                                               $2,247,917       $2,273,109
                                                               ===========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                      6,230           14,921
   Shares issued for dividends reinvested                           2,521            5,144
   Shares redeemed                                                (10,253)         (21,617)
                                                               ---------------------------
         Decrease in shares outstanding                            (1,502)          (1,552)
                                                               ===========================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA LONG-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this semiannual report pertains only to the USAA Long-Term Fund (the
         Fund). The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                 1. Securities are valued each business day by a pricing service
                    (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

                 2. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

                 3. Securities for which market quotations are not readily
                    available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA LONG-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

                    Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors. Valuing securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are
                 accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

              D. SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and
                 payment for securities that have been purchased by the Fund on a when- issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. The Fund had no when-issued commitments as of September 30, 2004.

              E. EXPENSES PAID INDIRECTLY - Through arrangements with the
                 Fund's custodian and other banks utilized by the Fund for cash

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA LONG-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

                 management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the six-month period ended September 30, 2004, these custodian and other bank credits reduced the Fund's expenses by $4,000.

              F. INDEMNIFICATIONS - Under the Company's organizational
                 documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

              G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street have each committed $50 million. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at

38

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA LONG-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

         a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup. Subject to availability under its agreement with Bank of America and State Street, the Fund may borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 15% of the Fund's total assets.

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America and State Street in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. For the six-month period ended September 30, 2004, the Fund paid CAPCO facility fees of $9,000. The Fund had no borrowings under either of these agreements during the six-month period ended September 30, 2004.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2005, in accordance with applicable tax law.

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At March 31, 2004, the Fund had capital loss carryovers of $340,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire in 2011. It is unlikely that the

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA LONG-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

         Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended September 30, 2004, were $180,646,000 and $201,632,000, respectively.

         As of September 30, 2004, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of September 30, 2004, were $173,351,000 and $4,706,000, respectively, resulting in net unrealized appreciation of $168,645,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager carries out the Fund's
                 investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper General Municipal Debt Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper General Municipal Debt Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets.

                 The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA LONG-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

                 The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                       +/- 0.04%
+/- 0.51% to 1.00%                       +/- 0.05%
+/- 1.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                 Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper General Municipal Debt Funds Index over that period, even if the Fund had overall negative returns during the performance period.

                 For the six-month period ended September 30, 2004, the Fund incurred total management fees, paid or payable to the Manager, of $3,749,000, which included a performance adjustment of $659,000 that increased the base management fee of 0.28% by 0.06%.

              B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services the Manager receives a fee accrued daily and paid monthly, at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended September 30, 2004, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $1,656,000.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA LONG-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

              C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. For the six-month period ended September 30, 2004, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $452,000.

              D. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

         During the six-month period ended September 30, 2004, in accordance with affiliated transaction procedures approved by the Company's Board of Directors, security transactions were executed between the Fund and the following affiliated USAA funds at the then-current market price with no brokerage commissions incurred:

                                                                        NET REALIZED
                                                          COST TO       GAIN (LOSS)
       SELLER                     PURCHASER              PURCHASER       TO SELLER
------------------------------------------------------------------------------------
USAA Long-Term Fund         USAA California Bond Fund   $7,768,000       $  (1,000)
USAA Long-Term Fund         USAA Florida Tax-Free
                               Income Fund               9,731,000          47,000
USAA New York Bond Fund     USAA Long-Term Fund            988,000         (30,000)

42

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
          (continued)

USAA LONG-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                     SIX-MONTH
                                    PERIOD ENDED
                                    SEPTEMBER 30,                              YEAR ENDED MARCH 31,
                                  ---------------------------------------------------------------------------------------
                                        2004             2004            2003           2002           2001          2000
                                  ---------------------------------------------------------------------------------------
Net asset value at beginning of   $    14.13       $    13.83      $    13.11     $    13.41     $    12.75    $    13.92
   period                               ---------------------------------------------------------------------------------------
Income (loss) from
   investment operations:
   Net investment income                 .32              .65             .66            .70            .74           .76
   Net realized and unrealized
     gain (loss)                        (.02)             .30             .72           (.30)           .66         (1.17)
                                  ---------------------------------------------------------------------------------------
Total from investment operations         .30              .95            1.38            .40           1.40          (.41)
                                  ---------------------------------------------------------------------------------------
Less distributions:
   From net investment income           (.32)            (.65)           (.66)          (.70)          (.74)         (.76)
                                  ---------------------------------------------------------------------------------------
Net asset value at end of period  $    14.11       $    14.13      $    13.83     $    13.11     $    13.41    $    12.75
                                  =======================================================================================
Total return (%)*                       2.17             7.01           10.76           3.03          11.35         (2.95)
Net assets at end of period (000) $2,247,917       $2,273,109      $2,246,088     $2,092,574     $2,098,984    $1,935,892
Ratio of expenses to
   average net assets (%)**              .56(a,b)         .56(b)          .54(b)         .46(b)         .36(b)        .36(b)
Ratio of net investment
   income to average net                4.57(a)          4.63            4.90           5.25           5.72          5.77
   assets (%)**
Portfolio turnover (%)                  8.36            22.81           29.11          39.84          46.62         29.04

  * Assumes reinvestment of all net investment income distributions during the period.
 ** For the six-month period ended September 30, 2004, average net assets were $2,201,284,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                           -                -               -           (.01%)            -             -

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA LONG-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This Example is intended to help you understand your indirect costs, also referred to as "ongoing costs," (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2004, through September 30, 2004.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the

44

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA LONG-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

         Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                              EXPENSES PAID
                                    BEGINNING              ENDING             DURING PERIOD*
                                  ACCOUNT VALUE        ACCOUNT VALUE          APRIL 1, 2004 -
                                  APRIL 1, 2004      SEPTEMBER 30, 2004     SEPTEMBER 30, 2004
                                  ------------------------------------------------------------
Actual                              $1,000.00            $1,021.70                $2.86
Hypothetical
   (5% return before expenses)       1,000.00             1,022.24                 2.86

        *Expenses are equal to the Fund's annualized expense ratio of 0.56%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 2.17% for the six-month period of Apri l1, 2004, to September 30, 2004.

            DIRECTORS        Robert G. Davis, CHAIRMAN OF THE BOARD
                             Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                             Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Laura T. Starks, Ph.D.
                             Richard A. Zucker

       ADMINISTRATOR,        USAA Investment Management Company
  INVESTMENT ADVISER,        P.O. Box 659453
         UNDERWRITER,        San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT        USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

            CUSTODIAN        State Street Bank & Trust Company
                             P.O. Box 1713
                             Boston, Massachusetts 02105

          INDEPENDENT        Ernst & Young LLP
    REGISTERED PUBLIC        100 West Houston St., Suite 1900
      ACCOUNTING FIRM        San Antonio, Texas 78205

            TELEPHONE        Call toll free - Central time
     ASSISTANCE HOURS        Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.
                             Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL        (800) 531-8181
    INFORMATION ABOUT        For account servicing, exchanges,
         MUTUAL FUNDS        or redemptions
                             (800) 531-8448

      RECORDED MUTUAL        24-hour service (from any phone)
    FUND PRICE QUOTES        (800) 531-8066

          MUTUAL FUND        (from touch-tone phones only)
       USAA TOUCHLINE        For account balance, last transaction, fund
                             prices, or to exchange or redeem fund shares
                             (800) 531-8777

      INTERNET ACCESS        USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

AS A RESULT OF RULES RECENTLY ADOPTED BY THE SEC, THE FUND WILL FILE ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q WILL BE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

39596-1104                                   (C)2004, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Tax Exempt Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 11.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.





                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA TAX EXEMPT FUND, INC.

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    November 29, 2004
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    November 29, 2004
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    November 29, 2004
         ------------------------------


*Print the name and title of each signing officer under his or her signature.